Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024
Operations
Total revenue	$ 20,847,625	$ 1,175,060	$ 56,506,557	$ 1,302,489	$ 3,163,772	$ 412,057
Cost of revenue	18,843,914	644,237	54,208,979	738,335	2,362,305	356,103
Gross profit	2,003,711	530,823	2,297,578	564,154	801,467	55,954
Marketing expenses	683,361	370,488	1,311,901	382,839	2,044,903	176,476
Salaries and wages	1,605,992	922,139	3,204,641	1,455,733	3,774,034	754,286
Professional fees	377,109	265,570	484,556	410,843	859,088	252,064
Other operating expenses	206,309	177,684	530,607	312,150	771,123	384,215
Total operating expenses	2,872,771	1,735,881	5,531,705	2,561,565	7,449,148	1,567,041
Loss from Operations	(869,060)	(1,205,058)	(3,234,127)	(1,997,411)	(6,647,681)	(1,511,087)
Interest income (expense)	(619,936)	928	(926,198)	928	(339,204)	(41,606)
Gain(loss) on investment					0	(1,191,890)
Gain (loss) on change in fair value of derivative liabilities	44,609	0	140,444	0	(72,927)	0
Other income (expenses)	(3,389)	30,162	(24,131)	30,162	6,320	0
Net loss before income taxes	(1,447,776)	(1,161,555)	(4,044,012)	(1,966,321)	(7,053,492)	(2,744,583)
Federal income tax expense	0	0	0	0	0	0
Net loss	(1,447,776)	(1,161,555)	(4,044,012)	(1,966,321)	(7,053,492)	(2,744,583)
Other comprehensive loss
Foreign currency translation gain (loss)	(11,706)	(125,339)	136,605	(91,958)	(30,971)	11,383
Total comprehensive loss	$ (1,459,482)	$ (1,286,894)	$ (3,907,407)	$ (2,058,279)	$ (7,084,463)	$ (2,733,200)
Earnings Per Share
Weighted average basic and diluted shares outstanding	87,249,811	81,737,822	84,778,061	81,619,321	83,559,068	77,165,230
Basic and fully diluted loss per share	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.02)	$ (0.08)	$ (0.04)